October 9, 2014

Via EDGAR

Alberto Zapata
Senior Attorney
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

RE:	Principal Life Insurance Company Separate Account B
Principal Pivot Series Variable Annuity
File Numbers 333-197214 and 811-02091
Third Pre-Effective Amendment to the Registration Statement on Form N-4

Dear Mr. Zapata:

Enclosed is pre-effective amendment no. 3 to registration statement on Form N-4 for Principal Pivot Series Variable Annuity

We understand that the registrant is responsible for the accuracy and adequacy of the disclosures in the filing and that staff comments or our changes to the disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Please direct all comments and questions regarding this filing to the undersigned. In advance, thank you for your assistance with this filing.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson
Counsel, Registrant
711 High Street
Des Moines, IA 50392-0300
(515) 362-2384
Hodgson.Doug@principal.com